Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	N.A.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000818686
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	Teva Pharmaceutical Industries Ltd
Trading Symbol	TEVA
Entity Voluntary Filers	Yes
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3
Entity Common Stock Shares Outstanding	952,191,698